FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

============================== Nuveen Dividend Advantage Municipal Fund ============================

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:	MHD	Security ID:	09253N104
Meeting Date:	JUL 30, 2014	Meeting Type:	Annual
Record Date:	JUN 03, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director Richard E. Cavanagh	For	For	Management
1.4	Elect Director Kathleen F. Feldstein	For	For	Management
1.5	Elect Director James T. Flynn	For	For	Management
1.6	Elect Director Henry Gabbay	For	For	Management
1.7	Elect Director Jerrold B. Harris	For	For	Management
1.8	Elect Director R. Glenn Hubbard	For	For	Management
1.9	Elect Director Karen P. Robards	For	For	Management

INVESCO QUALITY MUNICIPAL INCOME TRUST

Ticker:	IQI	Security ID:	46133G107
Meeting Date:	AUG 27, 2014	Meeting Type:	Annual
Record Date:	JUN 02, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David C. Arch	For	For	Management
1.2	Elect Director Larry Soll	For	For	Management
1.3	Elect Director Philip A. Taylor	For	For	Management
1.4	Elect Director Wayne W. Whalen	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 13, 2015